EQUITY (Detail Textuals 2)	1 Months Ended	3 Months Ended				12 Months Ended
	Jun. 25, 2019 Warrant $ / shares shares	May 31, 2020 USD ($) $ / shares	May 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Nov. 30, 2018 USD ($)	Aug. 31, 2019 USD ($) $ / shares shares	Aug. 31, 2018 USD ($) $ / shares
Related Party Transaction [Line Items]
Number of units sold | shares	1,300,813
Value for issuance of common shares | $		$ 380,678	$ 417,732	$ 1,087,131	$ 170,774	$ 8,376,379	$ 1,386,613
Exercise price of warrants	$ 6.4575
Derivative liability | $						$ 29,501
Number of warrant purchase | Warrant	1
Common stock, par value (in dollars per share)		$ 0.001				$ 0.001	$ 0.001
Warrant intrinsic value | $		$ 0					$ 585,691
Over-allotment option
Related Party Transaction [Line Items]
Number of units sold | shares	191,102
Exercise price of warrants	$ 6.765
Number of warrant purchase | Warrant	104,065
Percentage Of Underwriting Discounts And Commissions	8.00%
Offering price, per unit	$ 6.15
Series A or Series B Common Stock Purchase Warrant
Related Party Transaction [Line Items]
Exercise price of warrants	$ 16.00
Stock purchase agreement | Series A or Series B Common Stock Purchase Warrant | Minimum
Related Party Transaction [Line Items]
Exercise price of warrants						8.00
Stock purchase agreement | Series A or Series B Common Stock Purchase Warrant | Maximum
Related Party Transaction [Line Items]
Exercise price of warrants						$ 14.00
Director [Member]
Related Party Transaction [Line Items]
Number of restricted shares award issued | shares						65,000
NEOMED
Related Party Transaction [Line Items]
Number of units sold | shares						72,660
Value for issuance of common shares | $						$ 539,417
Shares issued for settlement of accrued liability | shares						11,363
Value for shares issued for settlement of accrued liability | $						$ 100,000